UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     January 04, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $92,193 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            cs                                3172    88875 SH       SOLE                    88875
AMERICAN INT'L GRP          cs                                9919   124928 SH       SOLE                   124928
AOL TIME WARNER             cs                                2102    65475 SH       SOLE                    65475
CISCO SYSTEMS               cs                                9367   517207 SH       SOLE                   517207
COCA COLA                   cs                                5043   106950 SH       SOLE                   106950
DELL COMPUTER               cs                                1385    50950 SH       SOLE                    50950
DISNEY WALT                 cs                                4404   212550 SH       SOLE                   212550
ELI LILLY                   cs                                4278    54475 SH       SOLE                    54475
GENERAL ELECTRIC            cs                               11010   274700 SH       SOLE                   274700
GOLDMAN SACHS GROUP         cs                                1238    13350 SH       SOLE                    13350
HOME DEPOT                  cs                                4347    85225 SH       SOLE                    85225
INTEL CORP.                 cs                               13719   436225 SH       SOLE                   436225
JP MORGAN CHASE             cs                                2528    69550 SH       SOLE                    69550
MICROSOFT                   cs                                1951    29450 SH       SOLE                    29450
MINN. MIN. & MANUF.         cs                                2714    22960 SH       SOLE                    22960
MOTOROLA INC.               cs                                1697   112950 SH       SOLE                   112950
PFIZER                      cs                               10102   253511 SH       SOLE                   253511
TEXAS INSTRUMENTS           cs                                 204     7300 SH       SOLE                     7300
WORLDCOM INC.               cs                                3013   214000 SH       SOLE                   214000